Additional disclosure items G.3.1. Litigation and legal risks (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Legal proceedings provision	$ 26	$ 29
Joint ventures
Disclosure of contingent liabilities [line items]
Legal proceedings provision	4	2
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	687	438
Legal proceedings contingent liability | Joint ventures
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 5	$ 5